Basis of Preparation of the Consolidated Financial Statements (Tables)	12 Months Ended
Dec. 31, 2019
Basis of Preparation of the Financial Statements [Abstract]
Schedule of changes in exchange rates

Representative
exchange rate of USD
(NIS/USD 1)
Date of consolidated financial statements:
December 31, 2019	3.456
December 31, 2018	3.748
December 31, 2017	3.467

Changes in exchange rates for the year ended:	%

December 31, 2019	(7.8)
December 31, 2018	8.1
December 31, 2017	(9.8)